E.I.I. Realty Securities Trust

                          E.I.I. Realty Securities Fund







                                  Annual Report








                        For the Period From June 11, 1998
                          (Commencement of Operations)
                                To June 30, 1998

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                             Schedule of Investments

                                  June 30, 1998


                                          Shares                 Value+
                                          ------                 ------
COMMON STOCK - 98.9%
--------------------

Arden Realty Group, Inc.                    500                $12,937
Avalon Bay Communities, Inc.                300                 11,400
Boston Properties, Inc.                     300                 10,350
Bradley Real Estate, Inc.                   400                  8,450
BRE Properties, Inc. Class A                400                 10,425
Carramerica Realty Corp.                    300                  8,512
Catellus Development  Corp.                 600                 10,613
Chateau Communities, Inc.                   400                 11,500
Cornerstone Properties, Inc.                700                 12,338
Equity Office Properties Trust            1,000                 28,375
Equity Residental Properties Trust          300                 14,231
Federal Realty Investment Trust             200                  4,812
Franchise Finance Corp. of America          600                 15,562
General Growth Properties                   300                 11,212
Kilroy Realty Corp.                         400                 10,000
Kimco Realty Corp.                          500                 20,500
Liberty Property Trust                      400                 10,225
Macerich Co.                                400                 11,725
Mack-Cali Realty Corp.                      300                 10,312
Manufactured Home Communities, Inc.         200                  4,825
Nationwide Health Properties, Inc.        1,000                 23,875
Patriot American Hospitality, Inc.          400                  9,575
Post Properties, Inc.                       300                 11,550
Reckson Associates Realty Corp.             800                 18,900
Security Capital Industrial Trust           558                 13,950
Security Capital Pacific Trust            1,400                 31,500
Simon Debartolo Group, Inc.               1,000                 32,500
SL Green Realty Corp.                       500                 11,250
Smith (Charles E.) Residential Realty,      300                  9,600
Spieker Properties, Inc.                    300                 11,625
Starwood Hotels & Resorts Trust             400                 19,325
Storage Trust Realty                        300                  7,013
Sun Communities, Inc.                       400                 13,250
Taubman Centers, Inc.                       700                  9,975
Tower Realty Trust, Inc.                    300                  6,713
Urban Shopping Centers, Inc.                200                  6,300
Vornado Realty Trust                        500                 19,844
                                                               -------

TOTAL COMMON STOCKS
   (Cost $ 481,534)                                            495,049
                                                               -------


PREFERRED STOCK - 1.1%
----------------------

Vornado Realty Trust Preferred Convert      100                  5,738
   (Cost $ 5,356)                                              -------

TOTAL INVESTMENTS - 100.0%
   (Cost $ 486,890) ++                                        $500,787
                                                              ========


+See Note B to Financial Statements
++Approximates cost for federal income tax purposes


                 See accompanying Notes to Financial Statements.

                         E.I.I. Realty Securities Trust

                          E.I.I. Realty Securities Fund

                       Statement of Assets and Liabilities

                                  June 30, 1998



ASSETS
    Investments at value (Cost $486,890) .......................        $500,787
    Cash .......................................................          15,063
    Receivable from advisor ....................................           8,608
    Dividends receivable .......................................           2,758
    Organization expenses ......................................         180,797
                                                                        --------
               Total Assets ....................................         708,013
                                                                        --------

LIABILITIES
    Organization costs payable .................................         182,799
    Accrued expenses ...........................................           6,846
    Payable for investment securities purchased ................           4,512
                                                                        --------

               Total Liabilities ...............................         194,157
                                                                        --------

NET ASSETS (Applicable to 50,091
 Institutional Class shares outstanding, $.01
 par value, unlimited shares authorized) .......................        $513,856
                                                                        ========

NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER INSTITUTIONAL
 CLASS SHARE ...................................................        $  10.26
                                                                        ========


                 See accompanying Notes to Financial Statements.

                         E.I.I. Realty Securities Trust

                          E.I.I. Realty Securities Fund

                             Statement of Operations


                                                                     Period from
                                                                   June 11, 1998 (a)
                                                                       through
                                                                    June 30, 1998
                                                                    -------------
Investment Income
      Dividends ...............................................        $  2,758
                                                                       --------

Expenses
      Investment advisory fee .................................             180
      Administrative fee ......................................              60
      Organization expenses ...................................           2,002
      Audit fee ...............................................           1,922
      Legal fee ...............................................           1,558
      Trustees' fees and expenses .............................           1,558
      Insurance expense .......................................             631
      Custodian fee ...........................................             594
      Shareholders' reports ...................................             416
      Other expenses ..........................................             131
                                                                       --------

      Total Expenses ..........................................           9,052

      Less:  Expenses Waived or Reimbursable ..................          (8,812)
                                                                       --------

      Net Expenses ............................................             240
                                                                       --------

      Net Investment Income ...................................           2,518
                                                                       --------

Net Realized and Unrealized Gain (Loss)
 on Investment Securities

Net Realized Loss on Investment Securities ....................          (2,559)

Change in Unrealized Appreciation (Depreciation)
 of Investment Securities .....................................          13,897
                                                                       --------

      Net Gain on Investment Securities .......................          11,338
                                                                       --------

Net Increase in Net Assets
 Resulting from Operations ....................................        $ 13,856
                                                                       ========

(a)  Commencement of Operations

                 See accompanying Notes to Financial Statements.

                         E.I.I. Realty Securities Trust

                          E.I.I. Realty Securities Fund

                       Statement of Changes in Net Assets


                                                                      Period from
                                                                   June 11, 1998 (a)
                                                                         through
                                                                     June 30, 1998
                                                                     -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income ......................................      $   2,518
    Net Realized Loss on  Investment Securities ................         (2,559)
    Change in Unrealized Appreciation (Depreciation)
     of Investment Securities ..................................         13,897
                                                                      ---------
        Net Increase in Net Assets Resulting
         from Operations .......................................         13,856
                                                                      ---------

Distributions From:
    Net Investment Income ......................................           --
    Net Realized Gains .........................................           --
                                                                      ---------
        Total Distributions ....................................           --
                                                                      ---------

Capital Share Transactions - Institutional Class: (1)
    Shares Issued ..............................................        400,000
    Shares Issued in Reinvestment of Distributions .............           --
    Shares Redeemed ............................................           --
                                                                      ---------
        Net  Increase From Capital Share
         Transactions ..........................................        400,000
                                                                      ---------

Total Increase in Net Assets ...................................        413,856

Net Assets
    Beginning of Period ........................................        100,000
                                                                      ---------
    End of Period ..............................................      $ 513,856
                                                                      =========

(1) Shares Issued and Redeemed - Institutional Class:
Shares Issued ..................................................         40,091
Shares Reinvested ..............................................           --
Shares Redeemed ................................................           --
                                                                      ---------
                                                                         40,091
                                                                      =========
(a) Commencement of Operations .................................


                 See accompanying Notes to Financial Statements.

                         E.I.I. Realty Securities Trust

                          E.I.I. Realty Securities Fund

                              Financial Highlights

       For an Institutional Class Share Outstanding Throughout the Period


                                                                  Period from
                                                               June 11, 1998 (a)
                                                                    through
                                                                June 30, 1998
                                                                -------------

Net Asset Value, Beginning of Period ......................      $     10.00
                                                                 ----------

Income from Investment Operations
  Net Investment Income ...................................             0.05
  Net Gain on Securities (Realized and Unrealized) ........             0.21
                                                                 -----------
      Total from Investment Operations ....................             0.26
                                                                 -----------

Less Distributions
  Net Investment Income ...................................            --
  Net Realized Gains ......................................            --
                                                                 -----------
      Total Distributions .................................            --
                                                                 -----------

Net Asset Value, End of Period ............................       $    10.26
                                                                  ==========

Total Return ..............................................             2.60%#

Net Assets, End of Period .................................       $  513,856
Ratio of  Expenses to Average Net Assets ..................             1.00%(b)*
Ratio of  Net Investment Income to Average
 Net Assets ...............................................            10.50%(b)*
Portfolio Turnover Rate ...................................            22.23%


*    Annualized
#    Non-Annualized
(a)  Commencement of Operations.
(b) Had certain waivers and reimbursements not been in effect, the ratio of expenses to average net assets, for the period ended June 30, 1998, would have been 37.75%, and the ratio of net investment income (loss) to average net assets, for the period ended June 30, 1998 would have been (26.25%). Because of commencement of operations and related preliminary transaction costs these ratios are not necessarily indicative of future ratios.

                 See accompanying Notes to Financial Statements.

                         E.I.I. Realty Securities Trust

                          E.I.I. Realty Securities Fund

                          Notes to Financial Statements


A. Organization:

E.I.I. Realty Securities Trust was incorporated in the State of Delaware on December 22, 1997 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. E.I.I. Realty Securities Trust may offer one or more portfolios of its shares; at present only shares of E.I.I. Realty Securities Fund (the "Fund") are being offered. The Fund may offer three classes of shares; Institutional, Adviser and Investor. The Fund commenced operations on June 11, 1998 by selling shares of the Institutional share class. As of June 30, 1998, the Adviser and Investor Classes had not commenced operations. Shares of all classes represent equal pro-rata interests in the Fund, except that each class will bear different expenses which will reflect the difference in the range of services to be provided to them.


B. Significant Accounting Policies:

The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Fund in preparation of its financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Estimates include the classification of distributions received by the Fund from the issuers of the Fund's portfolio securities. These distributions may be classified as either dividend income, capital gains or as non-taxable distributions. The final classifications of these distributions can not be determined until reported to the Fund by the issuers of the Fund's portfolio securities, which normally occurs in January after the end of the calendar year. Reclassification of distributions made to the Fund will not affect the net assets of the Fund. The reclassification of distributions received by the Fund may require the Fund to reclassify a portion of its distributions to Fund shareholders.

Security Valuation: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available price. Where there are no readily available quotations for securities they will be valued at a fair value as determined by the Board of Trustees acting in good faith.

Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Organizational Costs: Organizational costs have been capitalized and are being amortized on a straight line basis over a period of 60 months.

Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.


C. Investment Advisory and Administrative Services:

The Fund has entered into an Investment Advisory Agreement with E.I.I. Realty Securities, Inc. (the "Adviser" or "E.I.I.") for day-to-day portfolio management services to be provided by the Adviser. The Investment Advisory Agreement provides for the Adviser to receive a fee calculated daily and payable monthly at an annual rate of 0.75% of the Fund's average daily net assets. The Investment Advisory Agreement will initially be effective for a two-year period and thereafter will be approved on an annual basis.

E.I.I. will also provide administrative services to the Fund. Under the Administrative Services Agreement, E.I.I. will receive a fee payable monthly at an annual rate of 0.25% of the Fund's average daily net assets. For the Institutional Share Class, E.I.I. has agreed to waive 0.10% of its administrative fee resulting in a net annual rate of 0.15% of average daily net assets. E.I.I. has entered into a sub-administration contract with PFPC Inc. under which E.I.I. pays PFPC Inc. to provide certain administrative services to E.I.I.

E.I.I. has agreed to waive a portion of its Investment Advisory Fee and/or assume the expenses of the Fund to the extent necessary to keep the annual expenses of the Fund to not more than 1.00% of the average daily net assets of the Institutional Share Class of the Fund.


D. Distribution and Shareholder Servicing Plans:

The Fund has also adopted a Distribution and Service Plan for the Investor Share Class under which the Fund may pay up to 0.75% of the average daily net assets of the Investor Share Class for distribution assistance.

The Fund has adopted a Shareholder Servicing Plan for the Adviser and Investor Share Classes. Under the Shareholder Servicing Plan, the Adviser will provide shareholder services to its clients that invest in the Fund. The Fund may also enter into shareholder service agreements pursuant to which a shareholder servicing agent other than the Adviser performs shareholder services for its customers who are shareholders of the Fund. In exchange for these services, the Fund pays up to 0.25% of the average daily net assets of the Adviser or Investor Shares serviced by the Adviser or the agent (collectively, the "Shareholder Servicing Agents"). Shareholder Servicing Agents may waive all or a portion of their fee periodically.

E. Investment Transactions:

For the period ended June 30, 1998, the Fund made the following purchases and sales of investment securities other than U.S. Government Securities:

         Purchases...................................             $567,548
         Sales.......................................               78,097


At June 30, 1998, gross unrealized appreciation and depreciation for federal income tax purposes on investment securities for the Fund was as follows:

         Gross Unrealized Appreciation...............              $16,485
         Gross Unrealized Depreciation...............               (2,588)
                                                                   -------
         Net.........................................              $13,897
                                                                   =======


At June 30, 1998, the Fund had a capital loss carryover for federal income tax purposes of $2,559 which expires on June 30, 2006.


F.   Components of Net Assets:

At June 30, 1998, net assets consisted of:

         Paid-In Capital.............................             $500,000
         Undistributed Net Investment Income.........                2,518
         Accumulated Net Realized Loss...............               (2,559)
         Net Unrealized Appreciation of
          Investment Securities......................               13,897
                                                                  --------
                                                                  $513,856
                                                                  ========

                         REPORT OF INDEPENDENT AUDITORS


Shareholders and Board of Trustees
E.I.I. Realty Securities Fund


     We have audited the accompanying statement of assets and liabilities, including the statement of investments, of E.I.I. Realty Securities Fund (the "Fund"), a series of the E.I.I. Realty Securities Trust, as of June 30, 1998, and the related statements of operations and changes in net assets and financial highlights for the period from June 11, 1998 (commencement of operations) to June 30, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of E.I.I. Realty Securities Fund at June 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for the period from June 11, 1998 to June 30, 1998, in conformity with generally accepted accounting principles.



New York, New York
July 17, 1998

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